As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22773

Brookfield Mortgage Opportunity Income Fund Inc.
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS - 84.4%
Non-Agency Mortgage-Backed Securities - 84.4%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-OP1, Class A2D 1,2	0.41%	04/25/36	$6,740	$4,741,010
Series 2005-ASP1, Class M1 1,2	0.85	09/25/35	11,559	9,493,313
Alternative Loan Trust
Series 2007-OA3, Class 1A1 1,2,3	0.31	04/25/47	11,245	9,464,225
Series 2006-OA17, Class 1A1A 1,2,3	0.37	12/20/46	5,860	4,375,042
Series 2006-OA1, Class 2A1 1,2,3	0.39	03/20/46	5,731	4,509,441
Series 2006-OA2, Class A1 1,2,3	0.39	05/20/46	6,239	4,383,505
Series 2007-2CB, Class 2A11 1	0.57	03/25/37	7,761	5,371,973
Series 2005-50CB, Class 1A1 3	5.50	11/25/35	4,708	4,462,995
Series 2007-15CB, Class A2	5.75	07/25/37	2,718	2,502,393
Series 2007-15CB, Class A5	5.75	07/25/37	2,502	2,303,405
Series 2006-45T1, Class 2A5 3	6.00	02/25/37	5,371	4,528,910
Series 2006-29T1, Class 2A6	6.50	10/25/36	5,489	4,891,259
Series 2006-23CB, Class 2A7 1,4	27.71	08/25/36	2,677	4,490,846
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2007-HE1, Class A4 1,2	0.31	12/25/36	5,757	4,910,744
Banc of America Funding Trust
Series 2006-G, Class 3A2 1	5.75	07/20/36	6,699	6,688,161
BCAP LLC Trust
Series 2010-RR5, Class 5A10 1,2,5	0.38	11/26/35	6,733	4,432,522
Series 2010-RR6, Class 1910 1,2,5	0.50	11/26/35	8,440	5,577,506
Series 2012-RR4, Class 5A6 1,5	2.36	05/26/36	4,000	2,844,973
Series 2009-RR11, Class 3A2 1,5	4.63	01/26/36	3,977	3,583,399
Series 2013-RR2, Class 3A2 1,5	6.53	03/26/36	7,350	7,386,750
Carefree Portfolio Trust
Series 2014-CARE, Class F 1,2,5	2.76	11/15/19	5,580	5,047,199
CHL Mortgage Pass-Through Trust
Series 2006-OA5, Class 2A1 1,2,3	0.37	04/25/46	10,385	8,349,344
Series 2006-HYB5, Class 3A1A 1	2.54	09/20/36	1,466	1,245,591
Series 2006-HYB5, Class 3A1B 1	2.54	09/20/36	6,746	5,733,150
Citigroup Mortgage Loan Trust
Series 2007-AR5, Class 1A2A 1,3	2.71	04/25/37	4,150	3,704,684
Series 2009-6, Class 19A2 5	6.00	03/25/36	4,798	3,331,862
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2 1,5	2.62	09/27/36	5,249	4,263,392
Series 2010-19R, Class 5A4 5	3.25	08/27/36	11,120	10,716,277
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6 1	0.82	11/25/35	4,747	3,577,942
Series 2005-FA9, Class A1 1,3	0.87	12/25/35	4,383	3,320,093
GSAMP Trust
Series 2006-NC2, Class A2C 1,2	0.32	06/25/36	958	589,118
Series 2006-HE8, Class A2C 1,2	0.34	01/25/37	9,417	7,901,428
Home Equity Asset Trust
Series 2006-7, Class 2A3 1,2	0.32	01/25/37	10,084	7,145,553
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class E 1,2,3,5	3.97	11/15/29	4,000	3,980,400
IndyMac INDA Mortgage Loan Trust
Series 2007-AR3, Class 1A1 1,3	2.79	07/25/37	5,868	5,143,861
Series 2007-AR1, Class 1A1 1,3	2.82	03/25/37	4,088	3,737,206
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1 1,2	0.23	05/25/37	2,410	1,151,505
Series 2007-HE1, Class A2 1,2	0.28	05/25/37	5,362	2,574,919
Series 2006-HE2, Class A3 1,2	0.33	08/25/36	8,456	3,916,131
Series 2007-HE1, Class A3 1,2	0.33	05/25/37	1,653	797,883
Series 2007-HE1, Class A4 1,2	0.40	05/25/37	3,134	1,528,350
Series 2006-HE1, Class A4 1,2	0.47	03/25/36	745	475,543
JP Morgan Alternative Loan Trust
Series 2007-A1, Class 2A1 1	2.45	03/25/37	5,479	4,335,149
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8 1,5	2.44	03/26/37	5,850	4,877,936
Master Asset Backed Securities Trust
Series 2006-NC3, Class A3 1,2	0.27	10/25/36	2,459	1,539,890
Series 2006-NC2, Class A4 1,2	0.32	08/25/36	11,025	5,789,130
Series 2006-NC3, Class A4 1,2	0.33	10/25/36	8,583	5,425,388

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
March 31, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS (continued)
Series 2006-HE5, Class A3 1,2	0.33%	11/25/36	$15,590	$10,616,776
Series 2005-NC2, Class A4 1,2	0.52	11/25/35	8,160	5,388,195
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	3,438	3,681,619
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 1,2,5	0.33	10/26/36	16,637	13,270,233
Series 2014-1R, Class 2A11 1,5	0.36	02/26/37	15,882	8,206,980
Series 2015-4R, Class 3A8 5	2.47	01/26/36	10,470	7,433,962
Series 2014-6R, Class 5A7 1,5	2.50	04/26/37	5,245	3,435,305
Series 2015-1R, Class 4A7 1,5	2.56	12/26/37	2,944	1,507,632
Series 2014-2R, Class 1A7 1,5	2.63	01/26/36	3,418	2,512,412
Series 2015-1R, Class 3A7 1,5	2.63	03/26/37	6,329	3,652,646
RALI Trust
Series 2007-QO3, Class A1 1,2,3	0.33	03/25/47	4,975	4,119,998
Series 2006-QO7, Class 2A1 1,3	0.98	09/25/46	10,558	7,314,093
RBSSP Resecuritization Trust
Series 2009-13, Class 7A2 5	5.75	01/26/36	1,500	1,527,359
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1 1	0.87	10/25/35	4,377	3,366,334
RFMSI Trust
Series 2007-S3, Class 1A5 3	5.50	03/25/37	5,710	5,049,816
Securitized Asset Backed Receivables LLC Trust
Series 2006-HE2, Class A2C 1,2	0.32	07/25/36	8,906	5,023,723
Series 2006-NC3, Class A2B 1,2	0.32	09/25/36	8,727	4,491,286
Series 2007-NC1, Class A2B 1,2	0.32	12/25/36	825	476,034
Series 2007-BR4, Class A2B 1,2	0.37	05/25/37	6,689	4,409,382
Series 2007-NC1, Class A2C 1,2	0.38	12/25/36	264	153,440
Series 2007-BR4, Class A2C 1,2	0.46	05/25/37	7,505	5,002,517
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A 1,3	0.83	02/25/47	5,818	4,662,598
Series 2006-AR17, Class 1A 1	0.94	12/25/46	7,497	6,019,572
Series 2006-AR8, Class 2A 1	0.98	10/25/46	8,274	5,890,308
Series 2007-HY6, Class 2A1 1,3	2.13	06/25/37	7,312	6,410,433
Series 2006-AR10, Class 1A2	2.24	09/25/36	3,108	2,793,919
Series 2006-AR18, Class 3A2 1	3.80	01/25/37	908	826,966
Series 2007-HY5, Class 3A1 1	4.57	05/25/37	2,370	2,251,187
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2, Class 1B1	5.50	04/25/35	6,920	5,592,819
Series 2007-8, Class 1A22	6.00	07/25/37	6,492	6,560,613
Total Non-Agency Mortgage-Backed Securities				352,789,453
TOTAL RESIDENTIAL MORTGAGE RELATED HOLDINGS
(Cost $355,077,922)				352,789,453
COMMERCIAL MORTGAGE RELATED HOLDINGS - 27.1%
Commercial Mortgage-Backed Securities - 25.4%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ 3	5.42	10/10/45	14,010	14,518,969
Series 2007-3, Class AJ 3	5.57	06/10/49	10,600	10,906,075
Commercial Mortgage Trust
Series 2014-KYO, Class F 1,3,5	3.68	06/11/27	5,620	5,606,051
Series 2007-GG11, Class AJ 3	6.02	12/10/49	10,642	11,279,264
Series 2007-GG11, Class B	6.12	12/10/49	3,724	3,470,742
Series 2007-GG11, Class C	6.12	12/10/49	7,380	5,970,110
Del Coronado Trust
Series 2013-HDMZ, Class M 1,5	5.17	03/15/18	8,500	8,521,250
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-JWMZ, Class M 1,2,5	6.17	04/15/18	8,957	8,957,644
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ 3	6.35	09/15/45	10,000	10,711,350
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K 5	6.19	03/15/30	3,448	3,390,107
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ 3	5.41	12/15/43	11,500	11,766,973
Series 2007-C33, Class AJ 3	5.96	02/15/51	10,250	10,809,506
Total Commercial Mortgage-Backed Securities				105,908,041
Mezzanine Loan - 1.7%
BOCA Mezzanine	8.17	08/15/15	7,107	7,106,803
Total Mezzanine Loan				7,106,803

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
March 31, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
TOTAL COMMERCIAL MORTGAGE RELATED HOLDINGS
(Cost $110,339,873)				$113,014,844
INTEREST-ONLY SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. Strips
Series 304, Class C60 6	3.50%	12/15/42	$8,770	1,658,381
Federal National Mortgage Association REMICS
Series 2013-32, Class IG 6	3.50	04/25/33	7,672	1,090,230
TOTAL INTEREST-ONLY SECURITIES
(Cost $3,607,192)				2,748,611
CORPORATE BONDS - 13.6%
Automotive - 0.3%
American Axle & Manufacturing, Inc. 3	6.63	10/15/22	1,300	1,394,250
Basic Industry - 2.3%
Alpha Natural Resources, Inc.	6.25	06/01/21	1,650	416,625
Arch Coal, Inc.	7.25	06/15/21	1,750	402,500
Associated Materials LLC 3	9.13	11/01/17	1,100	957,000
Cascades, Inc. 7	7.88	01/15/20	800	829,500
FMG Resources August 2006 Property Ltd. 5,7	6.88	04/01/22	1,000	738,750
Hexion U.S. Finance Corp. 3	9.00	11/15/20	1,350	945,000
INEOS Group Holdings SA 3,5,7	6.13	08/15/18	1,350	1,356,750
PulteGroup, Inc. 3	6.38	05/15/33	1,000	1,035,000
Trinseo Materials Operating SCA 3,7	8.75	02/01/19	1,238	1,306,090
Xerium Technologies, Inc. 3	8.88	06/15/18	1,400	1,445,500
Total Basic Industry				9,432,715
Capital Goods - 0.1%
Tekni-Plex, Inc. 3,5	9.75	06/01/19	469	504,175
Consumer Goods - 0.7%
ACCO Brands Corp. 3	6.75	04/30/20	1,350	1,414,125
Post Holdings, Inc. 3	7.38	02/15/22	1,300	1,345,500
Total Consumer Goods				2,759,625
Energy - 1.5%
BreitBurn Energy Partners LP	7.88	04/15/22	1,325	954,000
Calfrac Holdings LP 3,5	7.50	12/01/20	1,350	1,198,125
EV Energy Partners LP 3	8.00	04/15/19	1,250	1,137,500
Ferrellgas Partners LP 3	8.63	06/15/20	700	722,750
Global Partners LP 3,5	6.25	07/15/22	500	492,500
Linn Energy LLC	7.75	02/01/21	1,000	795,000
RKI Exploration & Production LLC 5	8.50	08/01/21	450	427,500
W&T Offshore, Inc.	8.50	06/15/19	1,250	756,250
Total Energy				6,483,625
Healthcare - 1.7%
CHS/Community Health Systems, Inc. 3	7.13	07/15/20	1,300	1,378,000
DJO Finance LLC 3	9.88	04/15/18	750	780,000
HCA, Inc. 3	5.88	05/01/23	1,350	1,458,000
inVentiv Health, Inc. 5,8	10.00	08/15/18	493	500,293
inVentiv Health, Inc. 3,5	11.00	08/15/18	335	321,600
Kindred Healthcare, Inc. 3	6.38	04/15/22	1,150	1,160,063
Service Corp. International 3	8.00	11/15/21	1,200	1,416,000
Total Healthcare				7,013,956
Leisure - 1.6%
Boyd Gaming Corp. 3	9.00	07/01/20	1,300	1,402,375
Chester Downs & Marina LLC 5	9.25	02/01/20	1,050	798,000
Isle of Capri Casinos, Inc. 3	5.88	03/15/21	850	873,375
MGM Resorts International 3	7.75	03/15/22	1,250	1,407,812
MTR Gaming Group, Inc. 3	11.50	08/01/19	925	1,001,313
Palace Entertainment Holdings LLC 3,5	8.88	04/15/17	1,250	1,268,750
Total Leisure				6,751,625
Media - 1.6%
Cumulus Media Holdings, Inc. 3	7.75	05/01/19	850	833,000
iHeartCommunications, Inc.	9.00	03/01/21	900	861,750
Lamar Media Corp. 3	5.38	01/15/24	1,350	1,407,375
Mediacom Broadband LLC 3	6.38	04/01/23	1,300	1,365,000
National CineMedia LLC 3	6.00	04/15/22	1,325	1,361,438
Numericable-SFR 3,5,7	6.00	05/15/22	700	708,750
Total Media				6,537,313
Retail - 0.5%
L Brands, Inc. 3	7.60	07/15/37	900	1,023,750
New Albertsons, Inc.	7.75	06/15/26	850	803,250

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
March 31, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
Roundy’s Supermarkets, Inc. 3,5	10.25%	12/15/20	$500	$432,187
Total Retail				2,259,187
Services - 0.9%
Avis Budget Car Rental LLC 3	5.50	04/01/23	1,400	1,440,250
Casella Waste Systems, Inc. 3	7.75	02/15/19	1,000	1,000,000
Iron Mountain, Inc. 3	6.00	08/15/23	1,350	1,420,875
Total Services				3,861,125
Technology & Electronics - 0.3%
First Data Corp. 3	11.25	01/15/21	878	998,725
ION Geophysical Corp.	8.13	05/15/18	500	390,000
Total Technology & Electronics				1,388,725
Telecommunications - 2.1%
CenturyLink, Inc.	7.65	03/15/42	1,000	1,022,500
Cincinnati Bell, Inc. 3	8.75	03/15/18	638	653,790
Fairpoint Communications, Inc. 3,5	8.75	08/15/19	925	975,875
Frontier Communications Corp. 3	7.13	01/15/23	1,350	1,380,375
Intelsat Luxembourg SA 7	7.75	06/01/21	650	599,625
Level 3 Financing, Inc. 3	8.63	07/15/20	950	1,029,563
Qwest Capital Funding, Inc.	6.88	07/15/28	250	253,750
T-Mobile USA, Inc. 3	6.63	04/01/23	1,350	1,412,438
Wind Acquisition Finance SA 3,5,7	7.38	04/23/21	300	311,250
Windstream Corp.	7.50	06/01/22	1,000	965,000
Total Telecommunications				8,604,166
TOTAL CORPORATE BONDS
(Cost $61,612,441)				56,990,487
			Shares	Value
PREFERRED STOCKS - 3.8%
Finance & Investment - 3.7%
Ally Financial, Inc., 7.00% 5			7,500	$7,698,047
Kimco Realty Corp., 6.00%			57,837	1,497,979
Public Storage, 6.00%			200,000	5,176,000
Weingarten Realty Investors, 6.50%			34,470	870,712
Total Finance & Investment				15,242,738
Telecommunications - 0.1%
Regency Centers Corp., 6.63%			21,213	557,690
TOTAL PREFERRED STOCKS
(Cost $15,396,323)				15,800,428
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
SHORT TERM INVESTMENT - 0.2%
United States Treasury Bill 9,10	0.10%	04/02/15	$1,000	$999,997
TOTAL SHORT TERM INVESTMENT
(Cost $999,997)				999,997
COLLATERALIZED LOAN OBLIGATION - 0.9%
Collateralized Loan Obligation - 0.9%
1776 CLO Ltd.
Series 2006-1A, Class E 1,5,7	4.76	05/08/20	4,000	3,970,000
TOTAL COLLATERALIZED LOAN OBLIGATION
(Cost $3,970,000)				3,970,000
Total Investments - 130.7%
(Cost $551,003,748)				546,313,820
Liabilities in Excess of Other Assets - (30.7)%				(128,401,083)
TOTAL NET ASSETS - 100.0%				$417,912,737

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	— Variable rate security – Interest rate shown is the rate in effect as of March 31, 2015.
2	— Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
3	— Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
4	— Security is an inverse floating rate bond.
5
— Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2015, the total value of all such securities was $145,766,349 or 34.9% of net assets.

6	— Interest rate is based on the notional amount of the underlying mortgage pools.
7	— Foreign security or a U.S. security of a foreign company.
8	— Payment in kind security.
9	— Portion or entire principal amount pledged as collateral for futures contracts.
10	— Zero-Coupon - Interest rate represents yield to maturity.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer.  The broker-dealers or pricing services use multiple valuation techniques to determine fair value.  In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value.  In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.  Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Brookfield Investment Management Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date.  Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund.  The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process.  The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Brookfield Mortgage Opportunity Income Fund Inc. (the “Fund”) Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities.  The Adviser oversees the day to day responsibilities for valuation determinations under these procedures.  The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio.  Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee.  The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.  There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  As of March 31, 2015, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.

The Fund has established methods of fair value measurements in accordance with GAAP.  Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2015:

Valuation Inputs	Level 1	Level 2	Level 3 (1)	Total
Residential Mortgage Related Holdings	$-	$-	$352,789,453	$352,789,453
Commercial Mortgage Related Holdings	-	-	113,014,844	113,014,844
Interest-Only Securities	-	-	2,748,611	2,748,611
Corporate Bonds	-	56,990,487	-	56,990,487
Preferred Stocks	8,102,381	7,698,047	-	15,800,428
Short Term Investment	-	999,997	-	999,997
Collateralized Loan Obligation	-	-	3,970,000	3,970,000
Total	$8,102,381	$65,688,531	$472,522,908	$546,313,820

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments (2)	$(494,025)	$-	$-	$(494,025)
Total Liabilities - Other Financial Instruments	$(494,025)	$-	$-	$(494,025)

(1)  The Fund generally uses evaluated bid prices provided by an independent pricing service on the valuation date as the primary basis for the fair value determinations.  These evaluated bid prices are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

(2) Other financial instruments include exchange traded futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Collateralized Loan Obligation	Total
Balance as of June 30, 2014	$334,726,856	$142,858,321	$-	$-	$477,585,177
Accrued Discounts (Premiums)	10,872,221	191,233	-	-	11,063,454
Realized Gain (Loss)	6,111,054	3,785,718	-	-	9,896,772
Change in Unrealized Appreciation (Depreciation)	(5,525,313)	(3,858,733)	-	-	(9,384,046)
Purchases at cost	91,011,871	17,305,897	-	3,970,000	112,287,768
Sales	(84,407,236)	(47,267,592)	-	-	(131,674,828)
Transfers into Level 3	-	-	2,748,611	-	2,748,611
Balance as of March 31, 2015	$352,789,453	$113,014,844	$2,748,611	$3,970,000	$472,522,908
Change in unrealized gains or losses relating to assets still held at the reporting date	$(4,267,633)	$58,465	$-	$-	$(4,209,168)

The fair value of the Fund’s reverse repurchase agreements, which qualify as financial instruments under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amounts presented below.  As of March 31, 2015, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

For the nine months ended March 31, 2015, transfers from Level 1 to Level 2 were $7,698,047.  The transfers were due to lack of trading volume.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There have been no additional transfers between the Levels.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2015 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$551,003,748	$9,823,147	$(14,513,075)	$(4,689,928)

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements.  In a  reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.  Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities.  Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations.  The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.  Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2015, the Fund had the following reverse repurchase agreements outstanding:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JP Morgan Chase	1.10%	01/12/15	04/13/15	$ 77,000	$ 77,186
RBC Capital Markets	0.88%	01/02/15	04/02/15	9,249,000	9,269,126
RBC Capital Markets	0.88%	01/28/15	04/02/15	921,000	922,419
RBC Capital Markets	0.89%	02/27/15	05/27/15	10,613,000	10,621,619
RBC Capital Markets	0.89%	03/12/15	06/12/15	16,425,000	16,433,146
RBC Capital Markets	1.51%	01/02/15	04/02/15	11,563,000	11,606,040
RBC Capital Markets	1.51%	02/10/15	05/11/15	9,463,000	9,482,788
RBC Capital Markets	1.51%	02/19/15	05/19/15	8,821,000	8,836,137
RBC Capital Markets	1.56%	01/05/15	07/06/15	8,563,000	8,594,969
RBC Capital Markets	1.57%	03/26/15	06/26/15	8,675,000	8,677,269
RBC Capital Markets	1.61%	01/20/15	04/20/15	21,934,000	22,003,499
RBC Capital Markets	1.61%	02/19/15	05/19/15	3,927,000	3,934,186
RBC Capital Markets	1.66%	01/05/15	07/06/15	8,986,000	9,021,695
RBC Capital Markets	1.71%	03/20/15	09/24/15	1,037,000	1,037,591
RBC Capital Markets	1.74%	02/26/15	08/26/15	23,984,000	24,023,304
RBC Capital Markets	1.88%	09/24/14	09/24/15	18,583,000	18,766,580
RBC Capital Markets	1.88%	03/02/15	06/03/15	2,777,000	2,781,355
				$165,598,000	$166,088,909

(1) The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended March 31, 2015 was $167,406,506 at a weighted average interest rate of 1.46%.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date.  Initial margin deposits are made upon entering into futures contracts and can be either cash or securities.  During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading.  Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates.  Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.  The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of March 31, 2015, the following futures contracts were outstanding.

Short:
Contracts	Type	Expiration Date	Notional at March 31, 2015	Unrealized Depreciation

300	2 Year U.S. Treasury Note	June 2015	$ 65,746,875	$ (176,162)
323	5 Year U.S. Treasury Note	June 2015	38,828,133	(276,368)
43	10 Year U.S. Treasury Note	June 2015	5,542,969	(41,495)

				$ (494,025)

The average notional value of futures contracts outstanding during the nine months ended March 31, 2015 was $78,294,891, which represents the volume activity during the period.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Mortgage Opportunity Income Inc.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   May 29, 2015

By (Signature and Title)                  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   May 29, 2015